OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Long-Term Liabilities [Abstract]
Other long-term liabilities	$ 213,635	$ 69,824	$ 62,752
PBF Holding [Member]
Other Long-Term Liabilities [Abstract]
Defined benefit pension plan liabilities		42,509	40,142
Post retiree medical plan		17,729	14,740
Environmental liabilities		8,189	7,870
Other		1,397	0
Other long-term liabilities		$ 69,824	$ 62,752